STATUTORY RESERVES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Net income transfer, percentage			10.00%		10.00%
Capital reserve percentage			50.00%		50.00%
Statutory reserve fund	$ 0	$ 0	$ 0	$ 0	$ 0	$ 140,267
Minimum [Member]
Net income transfer, percentage			5.00%		5.00%
Capital reserve percentage			25.00%		25.00%
Maximum [Member]
Net income transfer, percentage			10.00%		10.00%